MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.5 - Schedule 4

Loan ID	MSID	Field Name	Verified Value	Bid Tape Value	Comment
XXXXX	9014968	Closing/Settlement Date	XX/XX/XXXX	XX/XX/XXXX	Verified by the Final HUD.
XXXXX	9014913	PITIA	XXX	XXX	PITIA is $XXX inclusive of taxes and insurance
XXXXX	9014913	Monthly Insurance	XXX	XXX	and taxes must be reported even if there are no escrows present
XXXXX	9015040	Monthly Insurance	XXX	XXX	and taxes must be reported even if there are no escrows present
XXXXX	9015040	Monthly Taxes	XXX	XXX	and taxes must be reported even if there are no escrows present
XXXXX	9015011	Property Type	1- Single Family Detached (non-PUD)	PUD	Subject is a PUD per appraisal and PUD rider in file.
XXXXX	9014988	Monthly Insurance	XXX	XXX	and taxes must be reported even if there are no escrows present
XXXXX	9014988	Monthly Taxes	XXX	XXX	and taxes must be reported even if there are no escrows present
XXXXX	9014924	Monthly Insurance	XXX	XXX	and taxes must be reported even if there are no escrows present
XXXXX	9014924	Monthly Taxes	XXX	XXX	and taxes must be reported even if there are no escrows present